ORDINARY SHARES (Details Textual) (USD $)	0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Nov. 06, 2012	Nov. 06, 2012	May 31, 2010	May 14, 2010	Sep. 30, 2013	Jun. 29, 2012 Public Offering [Member]	May 31, 2010 Public Offering [Member]	Sep. 30, 2011 Employee Stock [Member]
Ordinary Shares [Line Items]
Ordinary share, shares authorized					100,000,000
Ordinary share, par value					$ 0.001
Ordinary share, shares issued					1,405,000
Ordinary share, shares outstanding							10,000,000
Stock Issued During Period, Shares, Issued for Cash				4,000,000		4,000,000
Stock Issued During Period, Value, Issued for Cash				$ 14,500,000			$ 16,000,000
Equity Issuance, Per Share Amount				$ 4.00			$ 4.00
Payments of Stock Issuance Costs			$ 1,496,000
Stock Issued During Period, Shares, Issued for Noncash Consideration								50,000
Stockholders' Equity, Reverse Stock Split	The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined	1-for-10